UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            03/31/2008

Check here if Amendment     [ ];         Amendment Number:
This Amendment (Check only one.):       [ ] is a restatement.
                                        [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Adams Street Partners, LLC
Address:     One North Wacker Drive, Suite 2200, Chicago, IL  60606-2823


Form 13F File Number:  28-12754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael J. Jacobs
Title:    Vice President
Phone:    312-553-8486

Signature, Place, and Date of Signing:

      /S/ Michael J. Jacobs       Chicago, Illinois               05/12/2008
         [Signature]                [City, State]                   [Date]

Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
  None


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                          Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Value Total:    73728

Form 13F Information Table Entry Total:    11

Information for which we are requesting confidential treatment has been omitted from the public 13F report and filed separately with the Commission.

List of Other Included Managers:

No.   13F File Number    Name

1     28-2682            UBS Global Asset Management (Americas), Inc.

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                                                    FORM 13F INFORMATION TABLE

                               TITLE OF               VALUE    SHARES/  SH/ PUT/ INVSTMT OTH           VOTING AUTHORITY
NAME OF ISSUER                 CLASS      CUSIP      (x$1000)  PRN AMT  PRN CALL DSCRETN MGR       SOLE      SHARE       NONE
------------------------------ ---------- --------- -------- ---------- --- ---- ------- --- ---------- ---------- ----------
ATHENAHEALTH INC               COMM STK   04685W103      423      17874 SH       SHARED           17874          0          0
AUTHENTEC INC                  COMM STK   052660107     1700     171020 SH       SHARED           82269      88751          0
BARE ESCENTUALS INC            COMM STK   067511105      510      21760 SH       SHARED               0      21760          0
CBEYOND INC                    COMM STK   149847105    21609    1150000 SH       SHARED          421874     728126          0
COMBINATORX INC                COMM STK   20010A103     2479     720674 SH       SHARED               0     720674          0
COMSCORE INC                   COMM STK   20564W105    34125    1701156 SH       SHARED               0    1701156          0
JAZZ PHARMACEUTICALS INC       COMM STK   472147107     3586     397588 SH       SHARED          198794     198794          0
NXSTAGE MEDICAL INC            COMM STK   67072V103     3227     746903 SH       SHARED               0     746903          0
SAVVIS INC                     COMM STK   805423308      696      42779 SH       SHARED               0      42779          0
SYNIVERSE HOLDINGS INC         COMM STK   87163F106     1160      69637 SH       SHARED            1096      68541          0
XTENT INC                      COMM STK   984141101     4213     842696 SH       SHARED          842696          0          0